Equity (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 5,733	$ 5,635	$ 17,234	$ 17,986
Income Statement Location [Axis]: us-gaap:CostOfRevenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	743	819	2,191	2,273
Income Statement Location [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	1,153	1,540	3,462	4,338
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 3,837	$ 3,276	$ 11,581	$ 11,375